SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Accounting Policies [Abstract]
Cash and cash equivalents	$ 238	$ 4,412	$ 753	$ 2,808
Restricted cash	265
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 503	$ 4,412